Segment Reporting (Tables)	12 Months Ended
Apr. 28, 2012
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$4,852,913	$4,926,834	$4,947,469
B&N College (a)	1,743,662	1,778,159	833,648
NOOK	933,471	695,182	105,435
Elimination	(400,847)	(401,610)	(78,798)

Total	$7,129,199	$6,998,565	$5,807,754

Sales by Product Line	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Media (b)	66%	70%	80%
Digital (c)	15%	11%	2%
Other (d)	19%	19%	18%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$162,693	$164,934	$170,777
B&N College (a)	45,343	43,148	24,863
NOOK	24,631	20,565	12,134

Total	$232,667	$228,647	$207,774

Operating Profit/(Loss)	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$154,436	$94,132	$157,591
B&N College (a)	70,604	70,298	(3,713)
NOOK	(286,343)	(229,689)	(80,632)

Total	$(61,303)	$(65,259)	$73,246

Capital Expenditures	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$87,596	$62,299	$93,988
B&N College (a)	40,479	35,004	13,716
NOOK	35,477	13,199	20,075

Total	$163,552	$110,502	$127,779

Total Assets (e)	As of April 28, 2012	As of April 30, 2011
B&N Retail	$2,416,318	$2,183,959
B&N College	972,860	1,170,891
NOOK	376,071	241,616

Total	$3,765,249	$3,596,466

(a)	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK, related accessories, eContent and warranties.
(d)	Includes toys & games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.

Reconciliation of Operating Profit (Loss) from Reportable Segments

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Reportable segments operating profit (loss)	$(61,303)	$(65,259)	$73,246
Interest expense, net and amortization of deferred financing costs	(35,304)	(57,350)	(28,237)

Consolidated income (loss) from continuing operations before taxes	$(96,607)	$(122,609)	$45,009